SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
17.	SHAREHOLDERS’ EQUITY
In April, June and September 2025, the Company issued a total of 726,500,000 ordinary shares with net proceeds amounted to RMB4,533,333 (US$648,258).